Inventory (Details) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 53,676	$ 51,404	$ 45,068
Work in progress	11,557	15,705	0
Finished goods	60,730	49,762	82,328
Inventory	$ 125,963	$ 116,871	$ 127,396